Supplementary Financial Statement Information (Details) - Schedule of Disaggregated Revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Revenues [Line Items]
Total revenues	$ 249	$ 10,184	$ 347	$ 10,617
Revenues from milestones [Member]
Schedule of Disaggregated Revenues [Line Items]
Total revenues		10,000		10,000
Revenues from the sales of goods [Member]
Schedule of Disaggregated Revenues [Line Items]
Total revenues	$ 249	$ 184	$ 347	$ 617